                              CENTURION FUNDS, INC.

                           Centurion U.S. Contra Fund
                           Centurion U.S. Equity Fund
                       Centurion International Equity Fund


                                  ANNUAL REPORT



                               September 30, 1999




 This report is authorized for distribution to shareholders and to others only when accompanied or preceded by a current prospectus of the Fund.

Dear Shareholder:

We are pleased to provide the first annual report for the Centurion Funds ("Funds") for the period ended September 30, 1999. We hope that you find this report useful and informative. In this report we summarized the period's prevailing economic and market conditions and outlined our portfolio strategies. The performance and current holdings of each Fund are discussed in detail in the sections that follow.

The Performance of the Centurion Funds*
Total returns since inception (December 7, 1998) through September 30, 1999

         Centurion U.S. Contra Fund                            (24.50)%
         Centurion U.S. Equity Fund                              4.00
         Centurion International Equity Fund                     7.30


Market Update and Outlook

U.S. Equity Markets

An interest rate hike by the Federal Reserve Board ("Fed') and investors fears of more hikes put a damper in the stock market in the third quarter of 1999. Although many market indexes set record highs in July and August, most indexes posted losses for the third quarter.

However, investors did not need to search too far to find good news about stock market performance. Prior to the third quarter, the stock market had recorded three good quarters and this performance is reflected in longer-term returns. For the period ended September 30, 1999 the total return for the S&P 500 was 27.79%. (The S&P 500 is a capitalization-weighted index of 500 stocks.) For the same period the total return for the Russell 3000 Index was 26.32%. (The Russell 3000 Index is composed of 3000 largest U.S. publicly traded stocks, as determined by market capitalization.)

In our view, a primary driver of equity markets in recent years has been declining interest rates. That key positive influence has been absent in the past few quarters. As a result, relative stock outperformance was narrow and generally confined to the stocks of companies in non-interest-rate-sensitive industries, likely to generate sustainable sales growth or with a solid track record of meeting earnings expectations. In contrast, the market was unfavorable to companies announcing earnings shortfalls. In most cases, the shares of such stumbling companies saw quick, striking declines in share values, reflecting a considerably low tolerance for risk among many investors. Notably, the tone of the broader markets reflects significantly greater damage than indicated by percentage declines of the popular market indices. The average stock has fallen from its high this year and most industry sectors posted negative returns through the end of the third quarter.

The tone of recent economic data has provided little evidence that the economy will slow anytime soon and dampened optimism that the next hike by the Fed will be its last. In our view, the timing and duration of future rate activity may hinge on signs of slowing U.S. economic growth. We expect that the interpretation of data linked to popular gauges of inflation and economic strength should remain a dominant influence of future market activity.

-------------
* The performance figures shown above represent past performance which is not indicative of future results. The investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

International Equity Markets

International stock markets outperformed the U.S. equity markets for the period ended September 30, 1999. The most widely followed foreign market index - Morgan Stanley Capital International Europe Australia Far East Index (MSCI EAFE) - generated a total return of 30.95% for the period ended September 30, 1999. (MSCI EAFE Index is a broadly diversified international index composed of international securities of approximately 1,000 companies located outside the United States.) In comparison, the Russell 3000 and the S&P 500 generated total returns of 26.32% and 27.79%, respectively.

In our view the strong relative performance of international markets reflects growing recognition of important structural changes and cyclical recovery in many of the world's economies. Asia appears to be awakening from its lengthy inactivity and the Japanese stock market has been one of the star performers so far this year. A combination of strong government policy combined with cost-cutting and streamline initiatives of multinational corporations has also spurred greater optimism among many investors for Japanese stock opportunities.

European companies are also benefiting from structural reform and consolidation across a host of industries such as banking, energy, and telecommunications. The general emergence of hostile takeovers in Europe has caused a greater focus on enhancing shareholder value. The stabilization of the new euro currency, which fell sharply earlier in the year, is giving renewed impetus to more broad diversification in many portfolios.

Central banks are expected to remain cautious and to respond to the pick up in the global growth as the key lead indicator. Further modest interest rate increases are expected in the U.S. and the U.K., followed by Euroland where monetary policy remains very accommodative and interest rates remain at extremely low levels. In Japan, printing more money remains an option if the strength of the yen threatens to undermine its economic recovery.

While interest rate concerns may continue to moderate stock market returns, positive earnings news and continued merger and acquisition activity support our view that stocks should continue to provide better returns versus cash or bonds overtime.


Centurion U.S. Contra Fund

The Centurion U.S. Contra Fund ("Fund") seeks to provide protection against declines in the value of the U.S. equity allocation of certain assets custodied with Centurion Trust Company ("Centurion"). We are committed to our strategy regardless of market conditions and therefore will not invest the Fund's portfolio, in the aggregate, in anticipation of rising U.S. equity prices.

The Centurion U.S. Contra Fund seeks to provide a degree of protection against declines in the value of the U.S. equity allocation of certain assets custodied with Centurion. With this objective in mind, we have selected Credit Suisse Asset Management ("CSAM") as the sub-advisor. CSAM seeks to provide returns that move counter to the direction of the broad-based U.S. Equity marketplace as measured by the S&P 500 Stock Index. Centurion makes use of the U.S. Contra Fund in combination with other asset class exposures with the objective of limiting downside return participation. CSAM invests primarily in S&P 500 Index put options, S&P 500 futures contracts, and cash equivalents such as U.S. Treasury bills. CSAM actively manages their use of S&P put options and futures contracts in an attempt to minimize the cost of delivering the desired degree of protection against marketplace declines.

Since the Fund's inception (December 7, 1998) through September 30, 1999, the Fund posted a total return of negative 24.50%.

For the period ended September 30, 1999 we continued to adjust the equity exposure of the portfolio through positions in the index futures market. An equity sharing strategy was employed in order to achieve the desired protection at a minimum overall cost.

Centurion U.S. Equity Fund

The Centurion U.S. Equity Fund ("Fund") seeks to provide long-term after-tax growth consistent with reasonable efforts to preserve capital by investing in common stocks and other equity securities of U.S. issuers with total market capitalizations greater than $1 billion at the time of purchase. In order to achieve the Fund's investment objective, Centurion has selected two sub-advisors, Parametric Portfolio Associates ("Parametric") and CSAM, to conduct the Fund's investment program. Parametric seeks to provide investment returns that, over the long-term, correspond to the performance of the Russsell 3000. While CSAM uses certain hedging techniques designed to protect against or other otherwise cushion declines in the value of the Fund's portfolio.

Since the Fund's inception (December 7, 1998) through September 30, 1999, the Fund returned 4.00%. The portion of the Fund that is advised by Parametric returned 12.70%, while the portion advised by CSAM returned negative 61.20%.

Throughout the period, we have maintained our original strategy of diversification, risk control and tax efficiency. In line with our tax-management strategies, we produced losses of $554,406 in order to cover redemptions and the rebalancing of the portfolio to meet our risk exposure requirements. These realized losses have economic value to the Fund because they help avoid or reduce future distribution of capital gains, deferring the payment of capital gains taxes for our shareholders.


Centurion International Equity Fund

The Centurion International Equity Fund ("Fund") seeks to provide long-term after-tax growth consistent with reasonable effort to preserve capital. In order to achieve the Fund's investment goal, we have selected two sub-advisors, Friends, Ivory and Sime ("FISI") and CSAM, to conduct the Fund's investment objective. FISI seeks to provide investment returns that, over the long-term, correspond to the performance of the MSCI EAFE Index. FISI invests primarily in common stocks and other securities of non-U.S. issues with total market capitalizations greater than $1 billion at the time of purchase. While CSAM uses certain hedging techniques designed to protect against or otherwise cushion price declines in the value of the Fund's portfolio.

Since the Fund's inception (December 7, 1998) through September 30, 1999, the Fund generated a total return of 7.30%. The portion of the Fund advised by FISI returned 18.70%, while the portion advised by CSAM returned negative 56.80%.

During the reporting period, we gave back some of our gains from the previous quarters, which was mainly due to the Fund's underweight exposure to the Japanese stock markets at a time when the stock markets were rising and the yen was appreciating.

In the past few months we have become more confident about a sustainable recovery in Japan which led us to slightly increase our exposure. During the last quarter for the period ended September 30, 1999 we purchased the Bank of Tokyo-Mitsubishi, Nippon Telegraph & Telephone, Rohm, Shin-Etsu Chemical, Sony and Takeda Chemical Industries so that our asset allocation would better reflect our renewed confidence in Japan's markets.

In closing, we thank you for your investment in Centurion Funds.

Sincerely,



/s/ Gerard P. Dipoto Jr.

Gerard P. Dipoto Jr.
Chairman                                                      October 15, 1999


================================================================================
                           Centurion U.S. Contra Fund
================================================================================
Historical Performance
================================================================================


                                 Net Asset Value
                        --------------------------------
                             Beginning           End             Income       Capital Gain         Total
Period Ended                 of Period        of Period        Dividends     Distributions      Return(1)(2)
---------------------------------------------------------------------------------------------------------------
Inception* - 9/30/99           $10.00           $7.55            $0.00           $0.00            (24.50)%
---------------------------------------------------------------------------------------------------------------

================================================================================
                           Centurion U.S. Equity Fund
================================================================================
Historical Performance
================================================================================

                                 Net Asset Value
                        --------------------------------
                             Beginning           End             Income       Capital Gain         Total
Period Ended                 of Period        of Period        Dividends     Distributions      Return(1)(2)
---------------------------------------------------------------------------------------------------------------
Inception* - 9/30/99           $10.00           $10.40           $0.00           $0.00             4.00%
---------------------------------------------------------------------------------------------------------------

================================================================================
                       Centurion International Equity Fund
================================================================================
Historical Performance
================================================================================

                                 Net Asset Value
                        --------------------------------
                             Beginning           End             Income       Capital Gain         Total
Period Ended                 of Period        of Period        Dividends     Distributions      Return(1)(2)
---------------------------------------------------------------------------------------------------------------
Inception* - 9/30/99           $10.00           $10.73           $0.00           $0.00             7.30%
---------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

================================================================================
Average Annual Total Returns(1)(2)
================================================================================


                                                               Centurion       Centurion         Centurion
                                                              U.S. Contra     U.S. Equity      International
                                                                  Fund            Fund          Equity Fund
---------------------------------------------------------------------------------------------------------------
Inception* to 9/30/99                                           (24.50)%         4.00%             7.30%
---------------------------------------------------------------------------------------------------------------

================================================================================
Cumulative Total Returns(1)
================================================================================
                                                               Centurion       Centurion         Centurion
                                                              U.S. Contra     U.S. Equity      International
                                                                  Fund            Fund          Equity Fund
---------------------------------------------------------------------------------------------------------------
Inception* to 9/30/99                                           (24.50)%         4.00%             7.30%
---------------------------------------------------------------------------------------------------------------

(1)  Assumes reinvestment of all dividends and capital gain distributions.
(2) Total return is not annualized, as it may not be respresentative of the total return for the year.
* The inception date for the Centurion U.S. Contra Fund, Centurion U.S. Equity Fund and Centurion International Equity Fund is December 7, 1998.

================================================================================
Schedules of Investments                                      September 30, 1999
================================================================================


                           CENTURION U.S. CONTRA FUND


           FACE
          AMOUNT                                           SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL - 14.3%
           $1,500,000    U.S. Treasury Bill, 5.003% due 3/16/00 (a) (Cost - $1,466,043)                         $1,466,043
---------------------------------------------------------------------------------------------------------------------------

          SHARES                                           SECURITY                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 85.7%
               43,000    S&P 500 Index, Put @ 1425, Expire 1/00 (a)                                              5,896,375
               40,000    S&P 500 Index, Put @ 1350, Expire 11/99                                                 2,905,000
---------------------------------------------------------------------------------------------------------------------------
                         TOTAL PURCHASED OPTIONS (Cost - $6,504,740)                                             8,801,375
---------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS - 100%
                         (Cost - $7,970,783*)                                                                  $10,267,418
---------------------------------------------------------------------------------------------------------------------------

(a)  Security is segregated for futures contracts commitments.
*    Aggregate cost for Federal income tax purposes is substantially the same.



                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 COMMON STOCK - 96.3%
------------------------------------------------------------------------------------------------------------------
 Advertising - 0.7%
           1,746               The Interpublic Group of Cos., Inc.                                       $ 71,805
           1,855               Omnicom Group Inc.                                                         146,894
------------------------------------------------------------------------------------------------------------------
                                                                                                          218,699
------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense - 1.4%
           3,116               AlliedSignal Inc.                                                          186,767
             900               Cordant Technologies Inc.                                                   27,394
             900               GenCorp Inc.                                                                16,481
           1,125               General Dynamics Corp.                                                      70,241
             297               Litton Industries, Inc.*                                                    16,260
           2,404               United Technologies Corp.                                                  142,589
------------------------------------------------------------------------------------------------------------------
                                                                                                          459,732
------------------------------------------------------------------------------------------------------------------
 Airlines - 0.3%
           1,300               Midwest Express Holdings, Inc.*                                             34,044
           4,710               Southwest Airlines Co.                                                      71,533
------------------------------------------------------------------------------------------------------------------
                                                                                                          105,577
------------------------------------------------------------------------------------------------------------------
 Auto Parts - 0.3%
           2,046               Dana Corp.                                                                  75,957
             800               Stewart & Stevenson Services, Inc.                                          10,500
------------------------------------------------------------------------------------------------------------------
                                                                                                           86,457
------------------------------------------------------------------------------------------------------------------
 Automotive - 1.0%
             949               Delphi Automotive Systems Corp.                                             15,244
           4,858               General Motors Corp.                                                       305,753
------------------------------------------------------------------------------------------------------------------
                                                                                                          320,997
------------------------------------------------------------------------------------------------------------------
 Banking - 5.2%
           5,200               Bank One Corp.                                                             181,025
           1,900               BankAmerica Corp.                                                          105,806
           3,262               BankBoston Corp.                                                           141,489
           1,100               Bay View Capital Corp.                                                      14,575
           3,104               Chase Manhattan Corp.                                                      233,966
             800               Compass Bancshares, Inc.                                                    20,000
           2,000               Cullen/Frost Bankers, Inc.                                                  50,000
           2,000               First Tennesse National Corp.                                               56,250
           2,836               Firstar Corp.                                                               72,673
           1,600               GreenPoint Financial Corp.                                                  42,500
           2,970               Huntington Bancshares, Inc.                                                 78,891
             900               J.P. Morgan & Co. Inc.                                                     102,827
              97               Marshall & Ilsley Corp.                                                      5,535
           6,787               MBNA Corp.                                                                 154,828
           3,568               Mellon Bank Corp.                                                          120,422
           3,000               North Fork Bancorporation, Inc.                                             58,500
           1,000               Old Kent Financial Corp.                                                    37,125
           2,067               PNC Bank Corp.                                                             108,907
             485               TCF Financial Corp.                                                         13,853
           1,200               Wells Fargo Co.                                                             47,550
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,646,722
------------------------------------------------------------------------------------------------------------------
 Beverages - Soft Drinks - 0.4%
             800               Brown-Forman Corp., Class B Shares                                          49,900
           2,500               Coca-Cola Enterprises Inc.                                                  56,406
           1,800               Whitman Corp.                                                               25,650
------------------------------------------------------------------------------------------------------------------
                                                                                                          131,956
------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Beverages - Wines - 0.6%
             500               Beringer Wine Estates Holdings, Inc.*                                     $ 20,531
             400               Canandaigua Brands, Inc., Class A Shares*                                   23,900
           2,300               Patterson Dental Co.*                                                      113,995
             500               The Robert Mondavi Corp., Class A Shares*                                   18,781
------------------------------------------------------------------------------------------------------------------
                                                                                                          177,207
------------------------------------------------------------------------------------------------------------------
 Brewers - 0.9%
             700               Adolph Coors Co., Class B Shares                                            37,888
           3,773               Anheuser-Busch Cos., Inc.                                                  264,347
------------------------------------------------------------------------------------------------------------------
                                                                                                          302,235
------------------------------------------------------------------------------------------------------------------
 Broadcasting - 2.5%
             900               ACT Networks, Inc.*                                                          7,931
           2,700               AT&T Corp. - Liberty Media A*                                              100,239
           1,500               CBS Corp.                                                                   69,375
           1,000               Sinclair Broadcast Group Inc., Class A Shares                                9,062
           2,802               TV Guide, Inc.*                                                            109,631
           1,005               United Television Inc.                                                     113,316
           1,035               Univision Communications, Inc.*                                             84,224
           1,200               Viacom Inc., Class B Shares*                                                50,700
           4,220               Westwood One Inc.                                                          190,406
           1,200               Young Broadcasting Corp.*                                                   62,850
------------------------------------------------------------------------------------------------------------------
                                                                                                          797,734
------------------------------------------------------------------------------------------------------------------
 Building Materials - 0.2%
           1,182               Dycom Industries Inc.*                                                      49,865
             900               Johns Manville Corp.                                                        11,925
------------------------------------------------------------------------------------------------------------------
                                                                                                           61,790
------------------------------------------------------------------------------------------------------------------
 Chemicals - Specialty - 0.1%
             582               Rohm and Hass Co.                                                           21,024
------------------------------------------------------------------------------------------------------------------
 Computer Services - 0.4%
             776               Affiliated Computer Services, Inc., Class A Shares*                         31,525
           2,025               Electronic Data Systems Corp.                                              107,201
------------------------------------------------------------------------------------------------------------------
                                                                                                          138,726
------------------------------------------------------------------------------------------------------------------
 Computer Software - 9.5%
           2,780               America Online, Inc.*                                                      289,122
             388               Automatic Data Processing, Inc.                                             17,314
             388               Black Box Corp.*                                                            20,370
           1,067               BMC Software Inc.*                                                          76,357
           3,500               Cadence Design Systems, Inc.*                                               46,375
          11,498               Cisco Systems Inc.* (a)                                                    788,333
           1,194               Computer Associates International Inc.                                      73,132
          13,484               Microsoft Corp.* (a)                                                     1,221,152
           1,600               Midway Games Inc.*                                                          25,200
           7,275               Oracle Corp.*                                                              331,012
           8,400               Saga Systems, Inc.*                                                        121,277
             200               Veritas Software Corp.*                                                     15,187
------------------------------------------------------------------------------------------------------------------
                                                                                                        3,024,831
------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Computers - 4.7%
             876               Computer Sciences Corp.*                                                  $ 61,593
             145               Comverse Technology, Inc.*                                                  13,675
           9,482               Dell Computer Corp.* (a)                                                   396,468
           5,796               International Business Machines Corp. (a)                                  703,491
             194               Lexmark International Group, Inc., Class A Shares*                          15,617
           3,022               Sun Microsystems, Inc.                                                     281,048
             679               Zebra Technologies Corp.*                                                   30,873
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,502,765
------------------------------------------------------------------------------------------------------------------
 Conglomerates - 3.7%
           9,958               General Electric Co. (a)                                                 1,180,647
------------------------------------------------------------------------------------------------------------------
 Consumer Products - 2.5%
           2,386               Avery Dennison Corp.                                                       125,863
           3,138               Colgate-Palmolive Co.                                                      143,565
           1,700               Eastman Kodak Co.                                                          128,243
             600               Fossil, Inc,                                                                16,237
           1,128               Minnesota Mining & Manufacturing Co.                                       108,360
             800               Nature's Sunshine Products, Inc.                                             7,575
           2,626               Procter & Gamble Corp.                                                     246,189
           1,400               Unifi, Inc.                                                                 15,400
------------------------------------------------------------------------------------------------------------------
                                                                                                          791,432
------------------------------------------------------------------------------------------------------------------
 Consumer Services - 0.6%
           6,038               Cendant Corp.*                                                             107,176
             200               Lancaster Colony Corp.                                                       6,400
           3,200               Metromedia International*                                                   13,200
           2,000               Quintiles Transnational Corp.                                               38,062
           1,100               Safety-Kleen Corp.                                                          13,268
------------------------------------------------------------------------------------------------------------------
                                                                                                          178,106
------------------------------------------------------------------------------------------------------------------
 Cosmetics - 1.0%
             900               Alberto Culver Co., Class B Shares                                          20,812
           3,025               Avon Products, Inc.                                                         75,058
           1,900               International Flavors & Fragrances Inc.                                     65,550
           2,819               Kimberly-Clark Corp.                                                       147,999
------------------------------------------------------------------------------------------------------------------
                                                                                                          309,419
------------------------------------------------------------------------------------------------------------------
 Data Processing - 0.0%
             582               Reynolds & Reynolds Co., Class A Shares                                     11,858
------------------------------------------------------------------------------------------------------------------
 Diversified/Manfacturer - 0.9%
           6,000               Ogden Corp.                                                                 60,000
           1,400               Pharmacia & Upjohn Inc.                                                     69,475
           1,334               PPG Industries Inc.                                                         80,040
           4,200               Tenneco Inc.                                                                71,400
------------------------------------------------------------------------------------------------------------------
                                                                                                          280,915
------------------------------------------------------------------------------------------------------------------
 Electric - Integrated - 1.5%
           3,420               Calpine Corp.*                                                             290,915
           1,500               DQE, Inc.                                                                   58,687
           2,300               FPL Group, Inc.                                                            115,862
------------------------------------------------------------------------------------------------------------------
                                                                                                          465,464
------------------------------------------------------------------------------------------------------------------
 Electronics - 5.3%
           1,994               Altera Corp.*                                                               86,489
           1,644               EMC Corp.                                                                  117,443
           3,180               Hewlett-Packard Co.                                                        292,562


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Electronics - 5.3% (continued)
          12,319               Intel Corp. (a)                                                          $ 915,457
             870               Sanmina Corp.*                                                              67,316
           1,000               Sawtek Inc.*                                                                35,000
           1,616               Solectron Corp.*                                                           116,049
             755               Vitesse Semiconductor Corp.*                                                64,458
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,694,774
------------------------------------------------------------------------------------------------------------------
 Electronics - Semiconducter - 0.4%
           1,789               Maxim Integrated Products, Inc.*                                           112,876
------------------------------------------------------------------------------------------------------------------
 Energy Technology - Equipmet - 0.1%
           1,200               Thermo Electron Corp.*                                                      16,125
------------------------------------------------------------------------------------------------------------------
 Engines - 0.1%
             400               Cummins Engine Co., Inc.                                                    19,925
------------------------------------------------------------------------------------------------------------------
 Entertainment & Leisure - 0.8%
           1,000               Carmike Cinemas Inc., Class A Shares*                                       13,125
           1,600               Harrah's Entertainment Inc.*                                                44,400
           1,100               International Game Technology                                               19,800
           2,000               Lowes Cineplex Entertainment*                                               15,750
           2,889               Marriott International Co.                                                  94,434
           2,400               Meristar Hospitality Corp.                                                  36,600
           1,400               Metro-Goldwyn-Mayor Inc.*                                                   24,500
             300               Trendwest Resorts, Inc.*                                                     7,800
------------------------------------------------------------------------------------------------------------------
                                                                                                          256,409
------------------------------------------------------------------------------------------------------------------
 Environmental Control - 0.0%
           1,600               Newpark Resources, Inc.*                                                    12,400
------------------------------------------------------------------------------------------------------------------
 Financial Services - 5.5%
             888               American Express Co.                                                       119,547
             388               Americredit Corp.*                                                           5,795
           1,300               Associated First Captial Corp.                                              46,800
             600               Bank United Corp., Class A Shares                                           19,425
             573               Capital One Financial Corp.                                                 22,347
           1,864               Charles Schwab Corp.                                                        62,794
          11,844               Citigroup Inc. (a)                                                         521,136
             728               Concord Efs, Inc.                                                           15,004
           2,000               Federal National Mortgage Association                                      125,375
           4,964               Fulton Financial Corp.                                                      93,075
             679               Golden West Financial Corp.                                                 66,711
           1,261               Household International Inc.                                                50,597
           1,937               Lehman Brothers Holding Inc.                                               112,951
           1,000               Merrill Lynch & Co.                                                         67,187
           3,777               Morgan Stanley, Dean Witter, Discover & Co.                                336,861
             700               Providian Financial Corp.                                                   55,431
             194               SEI Investments Co.                                                         17,320
             194               SLM Holding Corp.                                                            8,342
             400               UnionBanCal Corp.                                                           14,500
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,761,198
------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Food - 3.0%
           5,400               AmeriSource Health Corp., Class A Shares*                                $ 127,912
           5,800               Archer-Daniels-Midland Co.                                                  70,687
           3,700               Chiquita Brands International                                               21,968
           1,500               Fleming Cos. Inc.                                                           14,718
           2,000               General Mills Inc.                                                         162,250
             500               The Great Atlantic & Pacific Tea Co., Inc.                                  15,156
             500               Hormel Foods Corp.                                                          20,656
             900               IBP Inc.                                                                    22,218
           2,800               Imperial Sugar Co.                                                          17,150
           1,300               Ingles Markets Inc., Class A Shares                                         17,143
             800               International Multifoods Corp.                                              18,400
           2,300               Keebler Foods Co.*                                                          68,712
           2,400               Lance, Inc.                                                                 31,350
           5,200               Nabisco Group Holding                                                       78,000
           2,864               The Quaker Oats Co.                                                        177,210
             500               Smithfield Foods, Inc.                                                      13,375
             400               Suiza Foods Corp.*                                                          15,000
           1,864               SYSCO Corp.                                                                 65,356
------------------------------------------------------------------------------------------------------------------
                                                                                                          957,261
------------------------------------------------------------------------------------------------------------------
 Hospital Supplies & Service - 0.1%
             700               United Healthcare Corp.                                                     34,081
------------------------------------------------------------------------------------------------------------------
 Household Furnishings - 0.2%
           1,891               Ethan Allen Interiors, Inc.                                                 60,157
------------------------------------------------------------------------------------------------------------------
 Human Resources - 0.1%
           1,800               Olsten Corp.                                                                18,787
------------------------------------------------------------------------------------------------------------------
 Industrials - 0.1%
             500               Illinois Tool Works Inc.                                                    37,281
------------------------------------------------------------------------------------------------------------------
 Insurance - 3.5%
           1,452               AFLAC Inc.                                                                  60,802
           4,227               American International Group, Inc.                                         367,484
             400               American National Insurance Co.                                             26,800
           1,340               Arthur J. Gallagher & Co.                                                   71,355
           1,300               E. W. Blanch Holdings Inc.                                                  84,662
           1,200               Frontier Insurance Group Inc.                                               10,500
           2,768               Lincoln National Corp.                                                     103,973
           2,695               Marsh & McLennan Cos., Inc.                                                184,607
           1,491               Radian Group, Inc.                                                          64,019
           7,800               Reliance Group Holdings                                                     34,612
           1,500               SAFECO Corp.                                                                42,000
           1,300               St. Paul Cos.                                                               35,750
             900               Unumprovident Corp.                                                         26,493
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,113,057
------------------------------------------------------------------------------------------------------------------
 Machinery - 1.6%
           1,600               Agco Corp.                                                                  20,800
           1,334               Applied Materials, Inc.*                                                   103,885
             800               Case Corp.                                                                  39,850
           3,374               Caterpillar Inc.                                                           184,937
           1,800               Chart Industries Inc.                                                        8,887
           1,561               Deere & Co.                                                                 60,391
           1,485               Ingersoll-Rand Co.                                                          81,582
             800               Speedfam Ipec, Inc.*                                                         9,600
------------------------------------------------------------------------------------------------------------------
                                                                                                          509,932
------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Manufacturing - 0.7%
             700               Dexter Corp.                                                              $ 26,119
           1,286               Emerson Electric Co.                                                        81,258
           2,213               Pentair, Inc.                                                               88,796
             900               Springs Industries Inc.                                                     30,543
             200               Standex International Corp.                                                  5,400
------------------------------------------------------------------------------------------------------------------
                                                                                                          232,116
------------------------------------------------------------------------------------------------------------------
 Media Group - 0.3%
           1,300               Gannett Co.                                                                 89,943
------------------------------------------------------------------------------------------------------------------
 Medical - Drugs - 0.7%
             388               Biogen, Inc.*                                                               30,580
             943               Dow Chemical Corp.                                                         107,149
           2,900               Medco Research Inc.*                                                        72,318
           1,000               Mylan Laboratories Inc.                                                     18,375
------------------------------------------------------------------------------------------------------------------
                                                                                                          228,422
------------------------------------------------------------------------------------------------------------------
 Medical - Hospital - 0.1%
           2,700               Tenet Healthcare Corp.                                                      47,418
------------------------------------------------------------------------------------------------------------------
 Medical - Nursing Home - 0.0%
           2,100               Beverly Enterprises, Inc*                                                    8,925
------------------------------------------------------------------------------------------------------------------
 Medical - Products & Supplies - 7.5%
           4,570               Amgen Inc.*                                                                372,455
           1,000               Andrx Corp.                                                                 58,531
           1,000               Barr Laboratories Inc.                                                      31,750
           7,748               Bristol-Myers Squibb Co.                                                   522,990
           2,080               Guidant Corp.                                                              111,540
           4,620               Johnson & Johnson (a)                                                      424,462
           1,000               Laser Vision Centers Inc.                                                   14,032
           4,250               Medtronic, Inc.                                                            150,875
           5,080               Merck & Co., Inc.                                                          329,247
           7,548               Pfizer Inc.                                                                271,256
             770               Stryker Corp.                                                               39,366
             700               Sybron International Corp.*                                                 18,812
             788               VISX, Inc.*                                                                 62,325
------------------------------------------------------------------------------------------------------------------
                                                                                                        2,407,641
------------------------------------------------------------------------------------------------------------------
 Medical - Services - 0.1%
           1,400               Columbia/HCA Healthcare Corp.                                               29,662
           1,400               Phycor Inc.*                                                                 6,125
------------------------------------------------------------------------------------------------------------------
                                                                                                           35,787
------------------------------------------------------------------------------------------------------------------
 Metals - 0.6%
           2,028               Alcoa, Inc.                                                                125,863
             500               Phelps Dodge Corp.                                                          27,531
           1,164               Reliance Steel & Aluminum Co.                                               24,444
           1,200               A.M. Castle & Co.                                                           15,150
             285               Mueller Industries*                                                          8,460
------------------------------------------------------------------------------------------------------------------
                                                                                                          201,448
------------------------------------------------------------------------------------------------------------------
 Metals - Mining & Steel - 0.1%
           3,100               Homestake Mining Co.                                                        28,481
           2,800               Battle Mountain Gold Co.                                                     9,100
------------------------------------------------------------------------------------------------------------------
                                                                                                           37,581
------------------------------------------------------------------------------------------------------------------
 Miscellaneous - 0.0%
           1,400               Usec Inc.                                                                   14,350
------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Office Automation & Equipment - 0.4%
           2,219               Pitney Bowes, Inc.                                                       $ 135,220
------------------------------------------------------------------------------------------------------------------
 Oil - 2.9%
           2,513               Chevron Corp.                                                              223,028
           4,584               Conoco Inc.*                                                               125,487
           2,178               E.I. du Pont de Nemours & Co.                                              132,582
           3,070               Mobil Corp.                                                                309,302
           1,200               Pride International Inc.*                                                   17,025
           3,800               Tosco Corp.                                                                 95,950
             500               Weatherford International, Inc.*                                            16,000
------------------------------------------------------------------------------------------------------------------
                                                                                                          919,374
------------------------------------------------------------------------------------------------------------------
 Oil - Drilling & Services - 0.4%
           2,400               Chesapeake Energy Corp.                                                      9,300
           1,164               Diamond Offshore Drilling, Inc.                                             38,848
           1,071               Halliburton Co.                                                             43,911
           1,400               Input/Output Inc.*                                                           9,275
           2,400               Key Energy Services, Inc.*                                                  11,850
------------------------------------------------------------------------------------------------------------------
                                                                                                          113,184
------------------------------------------------------------------------------------------------------------------
 Oil - Domestic Production - 1.9%
           7,764               Exxon Corp. (a)                                                            589,578
             388               USX-Marathon Group, Inc.                                                    11,349
------------------------------------------------------------------------------------------------------------------
                                                                                                          600,927
------------------------------------------------------------------------------------------------------------------
 Oil - Field Services - 0.1%
           1,300               Baker Hughes Inc.                                                           37,700
------------------------------------------------------------------------------------------------------------------
 Packaging & Bottling - 0.0%
             200               Bemis, Inc.                                                                  6,775
------------------------------------------------------------------------------------------------------------------
 Pharmaceutical - 0.3%
           1,100               Dura Pharmaceuticals, Inc.*                                                 15,331
           1,000               ICN Pharmaceutical, Inc.                                                    17,187
             300               IDEC Pharmaceuticals Corp.*                                                 28,209
           1,900               NBTY Inc.*                                                                  14,487
             500               Roberts Pharmaceutical Corp.*                                               15,125
------------------------------------------------------------------------------------------------------------------
                                                                                                           90,339
------------------------------------------------------------------------------------------------------------------
 Publishing - Newspaper - 0.3%
             400               Central Newspapers, Inc., Class A Shares                                    17,800
             659               Harte-Hanks, Inc.                                                           16,598
             894               Times Mirror Co., Class A Shares                                            58,836
------------------------------------------------------------------------------------------------------------------
                                                                                                           93,234
------------------------------------------------------------------------------------------------------------------
 Real Estate - 1.0%
           2,500               AMRESCO Inc.                                                                 7,500
           2,100               Franchise Financial Corp.                                                   49,087
          12,207               Indymac Mortgage Holdings                                                  183,105
           5,600               Meditrust Cos.                                                              47,600
           1,900               US Restaurant Properties                                                    36,100
------------------------------------------------------------------------------------------------------------------
                                                                                                          323,392
------------------------------------------------------------------------------------------------------------------
 Retail - 5.4%
           1,100               Costco Wholesale Corp.                                                      79,200
             388               Dayton Hudson Corp.                                                         23,304
             485               Fastenal Co.                                                                22,855
           5,288               Gap, Inc.                                                                  169,216
           7,172               Home Depot Inc.                                                            492,178


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Retail - 5.4% (continued)
             210               Intimate Brands Inc.                                                       $ 8,176
             400               Jones Apparel Group, Inc.*                                                  11,500
             300               Kenneth Cole Productions*                                                   11,212
           3,891               May Department Stores Co.                                                  141,778
             200               Movado Group, Inc.                                                           4,600
             200               Nautica Enterprises, Inc.*                                                   3,225
           2,000               Office Depot Inc.*                                                          20,375
             300               Pacific Sunwear of California, Inc.*                                         8,409
           6,400               Rexall Sundown, Inc.*                                                       78,800
           1,600               Smart & Final Inc.                                                          16,000
           5,343               TJX Co., Inc.                                                              149,937
          10,072               Wal-Mart Stores, Inc. (a)                                                  479,049
------------------------------------------------------------------------------------------------------------------
                                                                                                        1,719,814
------------------------------------------------------------------------------------------------------------------
 Retail - Restaurant - 0.5%
              97               Applebee's International, Inc.                                               3,267
           3,200               McDonald's Corp.                                                           137,600
             582               Outback Steakhouse, Inc.*                                                   14,822
------------------------------------------------------------------------------------------------------------------
                                                                                                          155,689
------------------------------------------------------------------------------------------------------------------
 Savings & Loan Associates - 0.1%
           2,200               Capitol Federal Financial*                                                  21,931
           1,300               Roslyn Bancorp Inc.                                                         23,237
------------------------------------------------------------------------------------------------------------------
                                                                                                           45,168
------------------------------------------------------------------------------------------------------------------
 Telecommunications - 11.4%
             861               ADC Telecommunications, Inc.*                                               36,108
           3,277               ALLTEL Corp.                                                               230,618
          10,494               American Telephone & Telegraph Corp.* (a)                                  456,489
           5,614               Ameritech Corp.*                                                           377,190
           3,000               Bell Atlantic Corp.                                                        201,937
           5,300               C&D Technologies, Inc.                                                     192,456
           2,759               Commonwealth Telephone Corp.                                               121,396
           4,838               GTE Corp.                                                                  371,921
           5,920               King World Productions, Inc.*                                              222,000
           9,158               Lucent Technologies Inc. (a)                                               594,125
           3,300               MCI WorldCom, Inc.*                                                        237,187
             800               MediaOne Group, Inc.*                                                       54,650
           1,800               Premiere Technologies, Inc.*                                                10,687
           5,727               SBC Communications, Inc.                                                   292,434
           3,300               Sprint Corp.                                                               246,056
------------------------------------------------------------------------------------------------------------------
                                                                                                        3,645,254
------------------------------------------------------------------------------------------------------------------
 Telecommunications - Equipment - 0.8%
           1,456               Linear Technology Corp.                                                     85,585
           1,746               Micrel, Inc.*                                                               75,732
           1,458               Tellabs, Inc.*                                                              83,014
------------------------------------------------------------------------------------------------------------------
                                                                                                          244,331
------------------------------------------------------------------------------------------------------------------
 Textiles - 0.1%
           2,500               Guilford Mills Inc.                                                         21,562
             600               Timberland, Class A Shares*                                                 23,437
------------------------------------------------------------------------------------------------------------------
                                                                                                           44,999
------------------------------------------------------------------------------------------------------------------
 Tobacco - 0.3%
           4,400               Dimon Inc.                                                                  17,050
           1,900               Philip Morris Cos. Inc.                                                     64,956
------------------------------------------------------------------------------------------------------------------
                                                                                                           82,006
------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                           CENTURION U.S. EQUITY FUND


     SHARES                                              SECURITY                                      VALUE
------------------------------------------------------------------------------------------------------------------
 Toys - 0.2%
           1,018               Hasbro Inc.                                                               $ 21,823
           2,300               Mattel, Inc.                                                                43,700
------------------------------------------------------------------------------------------------------------------
                                                                                                           65,523
------------------------------------------------------------------------------------------------------------------
 Transportation - 0.2%
           1,261               CNF Transportation, Inc.                                                    46,972
             550               Rollins Truck Leasing Corp.                                                  5,568
             500               TRW Inc.                                                                    24,875
------------------------------------------------------------------------------------------------------------------
                                                                                                           77,415
------------------------------------------------------------------------------------------------------------------
 Utilities - 0.6%
           1,500               Coastal Corp.                                                               61,406
             400               Columbia Energy Group                                                       22,150
             400               MDU Resources Group, Inc.                                                    9,000
           4,978               Public Service Co. of New Mexico                                            90,848
             400               Southern Co.                                                                10,300
------------------------------------------------------------------------------------------------------------------
                                                                                                          193,704
------------------------------------------------------------------------------------------------------------------
 Waste Disposal - 0.1%
           1,800               Waste Management, Inc.                                                      34,650
------------------------------------------------------------------------------------------------------------------
                               TOTAL COMMON STOCK
                               (Cost - $25,641,586)                                                    30,750,885
------------------------------------------------------------------------------------------------------------------
 COMMON STOCK RIGHTS - 0.0%
             818               Talk.Com Non Transferable Rights* (Cost - $0)                                    0
------------------------------------------------------------------------------------------------------------------
 PURCHASED OPTIONS - 2.2%                                                                         .
           5,100               S&P 500 Index, Put @ 1425, Expire 1/00 (Cost - $479,553)                   699,337
------------------------------------------------------------------------------------------------------------------
      FACE
     AMOUNT                                              SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS - 1.5%
------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Bill - 1.5%
       $ 500,000               U.S. Treasury Bill, 5.003% due 3/16/00 (a)
                               (Cost - $488,681)                                                          488,681
------------------------------------------------------------------------------------------------------------------
                               TOTAL INVESTMENTS - 100%
                               (Cost - $26,609,820**)                                                $ 31,938,903
------------------------------------------------------------------------------------------------------------------


* Non-income producing security.

(a)  Security is segregated for futures contracts commitments.

** Aggregate cost for Federal income tax purposes is substantially the same.



                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                       CENTURION INTERNATIONAL EQUITY FUND


          SHARES                                        SECURITY                                    VALUE
-----------------------------------------------------------------------------------------------------------------
STOCKS - 95.6%
-----------------------------------------------------------------------------------------------------------------
Finland - 4.4%
                9,333        Nokia Oyj (a)                                                             $ 838,217
               18,691        Sonera Oyj (a)                                                              541,439
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,379,656
-----------------------------------------------------------------------------------------------------------------
France - 14.1%
                8,300        Aerospatiale-Matra*                                                         176,259
                4,850        Equant NV*                                                                  394,623
                7,100        France Telecom SA (a)                                                       623,065
               12,900        Rhone-Poulenc SA                                                            666,316
                3,500        Societe Generale, Class A Shares                                            721,269
                3,375        Suez Lyonnaise des Eaux                                                     546,345
                5,800        Total Fina SA, Class B Shares                                               728,883
                8,215        Vivendi (a)                                                                 576,993
-----------------------------------------------------------------------------------------------------------------
                                                                                                       4,433,753
-----------------------------------------------------------------------------------------------------------------
Germany - 4.2%
               10,760        Deutsche Bank AG - REG                                                      721,024
                3,730        Mannesmann AG                                                               584,742
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,305,766
-----------------------------------------------------------------------------------------------------------------
Ireland - 1.4%
               12,814        Elan Corp. PLC ADR*                                                         430,069
-----------------------------------------------------------------------------------------------------------------
Italy - 1.9%
                8,343        Assicurazioni Generali                                                      277,486
               50,317        ENI S.p.A                                                                   315,363
-----------------------------------------------------------------------------------------------------------------
                                                                                                         592,849
-----------------------------------------------------------------------------------------------------------------
Japan - 22.2%
               47,000        Bank of Tokyo-Mitsubishi, Ltd.                                              721,752
               50,000        Daiwa House Industry Co., Ltd.                                              494,505
               40,000        Kao Corp.                                                                 1,130,834
                   44        Nippon Telegraph & Telephone Corp.                                          541,375
                   43        NTT Data Corp.                                                              484,643
                3,900        Rohm Co. Ltd.                                                               815,020
               17,000        Shin-Etsu Chemical Co., Ltd.                                                708,932
                6,600        Sony Corp.                                                                  986,249
               20,000        Takeda Chemical Industries, Ltd.                                          1,080,116
-----------------------------------------------------------------------------------------------------------------
                                                                                                       6,963,426
-----------------------------------------------------------------------------------------------------------------
Netherlands - 7.3%
               11,308        ING Groep NV                                                                614,192
               13,694        Koninklijke Ahold NV                                                        450,649
                7,239        Koninklijke Philips Electronics NV                                          728,548
               13,979        VNU NV                                                                      485,335
-----------------------------------------------------------------------------------------------------------------
                                                                                                       2,278,724
-----------------------------------------------------------------------------------------------------------------
Spain - 5.1%
               51,120        Banco Santander Central Hispano, SA                                         528,637
               39,032        Grupo Dragados, SA                                                          448,944
               38,841        Telefonica, SA                                                              621,725
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,599,306
-----------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                       CENTURION INTERNATIONAL EQUITY FUND


          SHARES                                        SECURITY                                    VALUE
-----------------------------------------------------------------------------------------------------------------
South Korea - 3.6%
               35,200        Korea Electric Power Corp. ADR                                            $ 565,400
               17,600        Pohang Iron & Steel Co. Ltd. ADR                                            551,100
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,116,500
-----------------------------------------------------------------------------------------------------------------
Sweden - 5.2%
               33,124        Europolitan Holdings AB                                                     355,565
               21,831        Securitas AB, Class B Shares                                                327,544
               29,828        Skandia Forsakrings AB                                                      622,174
               10,300        Telefonaktiebolaget LM Ericsson, Class B Shares                             319,127
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,624,410
-----------------------------------------------------------------------------------------------------------------
Switzerland - 1.7%
                  291        Nestle SA (a)                                                               546,861
-----------------------------------------------------------------------------------------------------------------
United Kingdom - 20.1%
               54,374        BG PLC                                                                      314,317
               40,932        British Telecommunications PLC (a)                                          614,790
               33,068        General Electric Co. PLC                                                    315,866
               27,925        Glaxo Wellcome PLC (a)                                                      734,458
               39,112        Kingfisher PLC                                                              422,875
               51,206        Lloyds TSB Group PLC (a)                                                    638,811
               16,953        National Westminster Bank PLC                                               395,067
               25,949        Next PLC                                                                    260,901
               38,442        Prudential PLC                                                              590,684
               33,116        Reuters Group PLC                                                           373,318
               89,511        Shell Transport & Trading Co. (a)                                           669,271
               41,582        Vodafone AirTouch PLC (a)                                                   984,080
-----------------------------------------------------------------------------------------------------------------
                                                                                                       6,314,438
-----------------------------------------------------------------------------------------------------------------
United States - 4.4%
              121,400        WEBS-Hong Kong Index Series                                               1,380,925
-----------------------------------------------------------------------------------------------------------------
                             TOTAL STOCK (Cost - $27,001,723)                                         29,966,683
-----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 1.3%
-----------------------------------------------------------------------------------------------------------------
Call Options - 0.5%
                  680        AEX Stock Index, Call @ 560, Expire 1/00                                     20,640
                  159        CAC 40 Stock Index, Call @ 4550, Expire 12/99                                43,925
                  154        DAX Stock Index, Call @ 5350, Expire 12/99                                   25,290
                  155        FTSE Stock Index, Call @ 6425, Expire 12/99                                  34,079
                3,561        Nikkei Index, Call @ 17500, Expire 10/99                                     10,368
                   40        SMI Stock Index, Call @ 6950, Expire 12/99                                    7,594
-----------------------------------------------------------------------------------------------------------------
                                                                                                         141,896
-----------------------------------------------------------------------------------------------------------------
Put Options - 0.8%
                  680        AEX Stock Index, Put @ 560, Expire 1/00                                      26,071
                  159        CAC 40 Stock Index, Put @ 4550, Expire 12/99                                 34,578
                  154        DAX Stock Index, Put @ 5350, Expire 12/99                                    56,977
                    3        EOE Dutch Index, Put @ 580, Expire 10/99                                     10,543
                  155        FTSE Stock Index, Put @ 6425, Expire 12/99                                  116,276
                3,561        Nikkei Index, Put @ 17500, Expire 10/99                                       7,525
                   40        SMI Stock Index, Put @ 6950, Expire 12/99                                     8,022
-----------------------------------------------------------------------------------------------------------------
                                                                                                         259,992
-----------------------------------------------------------------------------------------------------------------
                             TOTAL PURCHASED OPTIONS (Cost - $539,900)                                   401,888
-----------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

================================================================================
Schedules of Investments (continued)                         September 30, 1999
================================================================================

                       CENTURION INTERNATIONAL EQUITY FUND


           FACE
          AMOUNT                                        SECURITY                                    VALUE
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS - 3.1%
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL - 3.1%
          $ 1,000,000        U.S. Treasury Bill, 5.003% due 3/16/00 (a)
                             (Cost - $977,362)                                                         $ 977,362
-----------------------------------------------------------------------------------------------------------------
                             TOTAL INVESTMENTS - 100%
                             (Cost - $28,518,985**)                                                 $ 31,345,933
-----------------------------------------------------------------------------------------------------------------

(a)  Security is segregated for futures contracts commitments.
 *   Non-income producing security.
 **  Aggregate cost for Federal income tax purposes is substantially the same.



                       See Notes to Financial Statements.

================================================================================
Statements of Assets and Liabilities                         September 30, 1999
================================================================================

                                                                                                            Centurion
                                                                       Centurion         Centurion        International
                                                                      U.S. Contra       U.S. Equity           Equity
                                                                          Fund              Fund               Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost --- $7,970,783,
      $26,609,820 and $28,518,985, respectively)                        $ 10,267,418      $ 31,938,903        $ 31,345,933
   Cash segregated for futures contracts                                  18,607,954                 -                   -
   Dividends and interest receivable                                          61,603            36,889              83,592
   Receivable from manager                                                    30,046                 -                   -
   Receivable for Fund shares sold                                             6,280                 -                   -
   Receivable for securities sold                                                  -         4,074,950             347,780
   Receivable from broker - variation margin                                       -                 -             622,590
   Receivable for open forward
      foreign currency contracts (Note 8)                                          -                 -              17,094
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                           28,973,301        36,050,742          32,416,989
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable to broker - variation margin                                      297,375           109,800                   -
   Payable for Fund shares reacquired                                         53,476            55,549              61,300
   Administration fees payable                                                 5,212             5,601               5,346
   Management fees payable                                                         -            20,387              19,596
   Consulting fees payable                                                         -            10,884               8,571
   Options written (Note 6)                                                        -                 -                 415
   Payable for securities purchased                                                -         3,384,752                   -
   Payable to bank                                                                 -           102,460             772,556
   Payable for open forward
      foreign currency contracts (Note 8)                                          -                 -              94,782
   Accrued expenses                                                           24,657            32,834              36,386
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                         380,720         3,722,267             998,952
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                        $ 28,592,581      $ 32,328,475        $ 31,418,037
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital stock                                                $ 3,786           $ 3,109             $ 2,927
   Capital paid in excess of par value                                    40,756,876        29,310,436          27,657,941
   Accumulated net investment income (loss)                                  777,642                 -            (166,744)
   Accumulated net realized gain (loss) from security
        transactions, futures contracts and options                      (16,245,038)       (2,644,153)          1,130,204
   Net unrealized appreciation (depreciation) of investments,
        futures contracts, options and foreign currencies                  3,299,315         5,659,083           2,793,709
---------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                        $ 28,592,581      $ 32,328,475        $ 31,418,037
---------------------------------------------------------------------------------------------------------------------------
Shares Outstanding                                                         3,786,165         3,108,819           2,927,467
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, per share                                                     $7.55            $10.40              $10.73
---------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

================================================================================
Statements of Operations             For the Period Ended September 30, 1999(a)
================================================================================


                                                                                                               Centurion
                                                                            Centurion         Centurion      International
                                                                           U.S. Contra       U.S. Equity        Equity
                                                                              Fund               Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                                   $ 1,167,268         $ 59,812       $ 292,252
   Dividends                                                                            -          457,301         638,721
   Less: Foreign withholding tax                                                        -                -         (80,407)
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                      1,167,268          517,113         850,566
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                                       345,060          280,701         309,463
   Administration fees (Note 2)                                                    57,510           79,196          86,450
   Registration fees                                                               41,353           43,685          47,471
   Organization costs                                                              41,083           51,567          56,515
   Audit and legal                                                                 35,143           35,188          37,458
   Consulting fees (Note 2)                                                        14,377           19,830          21,636
   Directors' fees                                                                 11,000           12,000          12,000
   Shareholder communications                                                       5,541            7,575           7,733
   Shareholder and system servicing fees                                            5,129            5,447           5,156
   Custody                                                                          1,226           20,756          26,762
   Pricing fees                                                                         -                -           3,826
   Other                                                                           21,830           18,354          17,729
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                 579,252          574,299         632,199
   Less:  Management and consulting fee waiver (Note 2)                          (148,543)               -               -
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                   430,709          574,299         632,199
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                      736,559          (57,186)        218,367
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS
AND FOREIGN CURRENCIES (NOTES 3, 5, 6 AND 8):
   Realized Gain (Loss) From:
      Security transactions (excluding short-term securities)                       1,013          (63,396)      3,369,701
      Futures contracts                                                        (2,494,049)      (1,666,909)     (1,107,917)
      Options                                                                 (13,752,002)        (914,860)       (918,154)
      Foreign currency transactions                                                     -                -        (655,052)
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss)                                                   (16,245,038)      (2,645,165)        688,578
---------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments,
   Futures Contracts, Options and Foreign Currencies:
       Beginning of period                                                              -                -               -
       End of period                                                            3,299,315        5,659,083       2,793,709
---------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation                                        3,299,315        5,659,083       2,793,709
---------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments, Futures Contracts,
     Options and Foreign Currencies                                           (12,945,723)       3,013,918       3,482,287
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations                           $ (12,209,164)      $2,956,732     $ 3,700,654
---------------------------------------------------------------------------------------------------------------------------
(a) For the period from December 7, 1998 (commencement of operations) to
September 30, 1999.



                       See Notes to Financial Statements.


==========================================================================================================
Statements of Changes in Net Assets                           For the Period Ended September 30, 1999 (a)
==========================================================================================================

                                                                                                Centurion
                                                          Centurion          Centurion        International
                                                         U.S. Contra        U.S. Equity           Equity
                                                            Fund               Fund                Fund
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss)                             $ 736,559          $ (57,186)          $ 218,367
     Net realized gain (loss)                               (16,245,038)        (2,645,165)            688,578
     Increase in net unrealized appreciation                  3,299,315          5,659,083           2,793,709
---------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets
           From Operations                                  (12,209,164)         2,956,732           3,700,654
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                            -                  -                   -
---------------------------------------------------------------------------------------------------------------
     Increase in Net Assets
           From Distributions to Shareholders                         -                  -                   -
---------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
     Net proceeds from sale of shares                        87,816,165         68,184,942          87,912,971
     Cost of shares reacquired                              (47,014,420)       (38,813,199)        (60,195,588)
---------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From
         Fund Share Transactions                             40,801,745         29,371,743          27,717,383
---------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                       28,592,581         32,328,475          31,418,037
NET ASSETS:
     Beginning of period                                              -                  -                   -
---------------------------------------------------------------------------------------------------------------
     End of period*                                         $28,592,581        $32,328,475        $ 31,418,037
---------------------------------------------------------------------------------------------------------------
* Includes accumulated net investment
     income (loss) of:                                         $777,642                  -           ($166,744)
---------------------------------------------------------------------------------------------------------------
(a) For the period from December 7, 1998 (commencement of operations) to
September 30, 1999.


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

     1.  SIGNIFICANT ACCOUNTING POLICIES
     Centurion Funds, Inc. ("Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Centurion U.S. Contra Fund ("U.S. Contra Fund"), Centurion U.S. Equity Fund ("U.S. Equity Fund") and Centurion International Equity Fund ("International Equity Fund").

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and ask prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At September 30, 1999, reclassifications were made to the capital accounts of U.S. Contra Fund, U.S. Equity Fund and International Equity Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment income (loss) amounting to $41,083, $(58,198) and and $56,515 was reclassified to paid-in capital for U.S. Contra Fund, U.S. Equity Fund and International Equity Fund, respectively. Net investment income, net realized income and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, the International Equity Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled.

     2.  MANAGEMENT AGREEMENT
     Centurion Trust Company ("Centurion") acts as investment manager of the Portfolios. U.S. Equity Fund and International Equity Fund pay Centurion a management fee calculated at an annual rate based on the average daily net assets as follows:


     U.S. Equity Fund                                                 International Equity Fund
   -----------------------------------------------               ---------------------------------------------------------
                                        Annual                                                        Annual
   Average Daily Net Assets              Rate                    Average Daily Net Assets              Rate
   -----------------------------------------------               ---------------------------------------------------------
   First $25 Million                 0.750%                      First $50 Million                   0.750%
   Over $25 Million                  0.700                       Next $50 Million                    0.725
                                                                 Over $100 Million                   0.700

================================================================================
Notes to Financial Statements (continued)
================================================================================

     U.S. Contra Fund pays Centurion a management fee calculated at an annual rate of 1.20% of the average daily net assets. These fees are calculated daily and paid monthly. For the period ended September 30, 1999, Centurion waived a portion of its management fee for U.S. Contra Fund in the amount of $134,166.

     SSB Citi Fund Management LLC ("SSBC") acts as the Portfolios' administrator for which each Portfolio pays a fee calculated at an annual rate of 0.20% of the respective Portfolio's average daily net assets. This fee is calculated daily and paid monthly.

     SSBC also receives a fee for consulting services at an annual rate of 0.05% of the respective Portfolio's average daily net assets. This fee is calculated daily and paid monthly. SSBC waived all of its consulting fees for U.S. Contra Fund for the period ended September 30, 1999.

     Centurion has entered into sub-advisory agreements with Credit Suisse Asset Management (formerly known as BEA Associates), Parametric Portfolio Associates and Friends Ivory & Sime, Inc. Pursuant to the sub-advisory agreement, each sub-advisor is responsible for the day-to-day portfolio operations and and investment decisions of the portfolio. The sub-advisors for each Portfolio are as follows:

                                                                                                         Sub-Advisor
   Portfolio                                      Sub-Advisors                                               Fee
--------------------------------------------------------------------------------------------------------------------------
U.S. Contra Fund                     Credit Suisse Asset Management                                         0.850%
U.S. Equity Fund                     Parametric Portfolio Associates:
                                         on the first $25 million                                           0.300
                                         on the amount over $25 million                                     0.250
                                     Credit Suisse Asset Management                                         0.100
International Equity Fund            Friends Ivory & Sime, Inc.:
                                         on the first $50 million                                           0.300
                                         on the next $50 million                                            0.275
                                         on the amount over $100 million                                    0.250
                                     Credit Suisse Asset Management                                         0.100
--------------------------------------------------------------------------------------------------------------------------


     3.  Investments
     During the period ended September 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows: International U.S. Contra U.S. Equity


                                                                                                        International
                                                                    U.S. Contra       U.S. Equity           Equity
                                                                       Fund              Fund                Fund
--------------------------------------------------------------------------------------------------------------------------
Purchases                                                               ---              $64,724,200          $70,522,711
--------------------------------------------------------------------------------------------------------------------------
Sales                                                                   ---               39,019,328           46,853,780
--------------------------------------------------------------------------------------------------------------------------

     At September 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                                        International
                                                                    U.S. Contra       U.S. Equity           Equity
                                                                       Fund              Fund                Fund
--------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                                          $ 2,296,635        $5,684,390           $3,931,380
Gross unrealized depreciation                                                    -          (355,307)          (1,104,432)
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                            $ 2,296,635        $5,329,083           $2,826,948
--------------------------------------------------------------------------------------------------------------------------

================================================================================
Notes to Financial Statements (continued)
================================================================================

   4. Repurchase Agreements
   The Portfolios purchase (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

   5. Futures Contracts
   Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities or cash equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

   The Portfolios enter into such contracts to hedge a portion of its portfolio. The Portfolios bear the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

   At September 30, 1999, the Portfolios had the following open futures contracts:

U.S. Contra Fund


                                         # of                          Basis            Market            Unrealized
                                      Contracts     Expiration         Value             Value               Gain
--------------------------------------------------------------------------------------------------------------------------
Sold Contracts:
S&P 500 Index                             65          12/99         $ 22,098,430      $ 21,095,750        $1,002,680
--------------------------------------------------------------------------------------------------------------------------

U.S. Equity Fund
                                         # of                          Basis            Market            Unrealized
                                      Contracts     Expiration         Value             Value               Gain
--------------------------------------------------------------------------------------------------------------------------
Sold Contracts:
S&P 500 Index                             24          12/99         $  8,119,200       $ 7,789,200        $  330,000
--------------------------------------------------------------------------------------------------------------------------

International Equity Fund
                                         # of                          Basis            Market            Unrealized
                                      Contracts     Expiration         Value             Value           Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
Sold Contracts:
Marche A Terme International
   de France Cac 40 Euro Index            19          10/99         $    920,993       $   927,570           ($6,577)
London Financial Times
   Stock Exchange 100 Index               15          12/99            1,506,917         1,502,964             3,953
Simex Nikkei 225 Index                    8           12/99              662,722           659,716             3,006
Eurex Deutschland DAX Index               9           12/99            1,271,659         1,235,503            36,156
--------------------------------------------------------------------------------------------------------------------------
                                                                      $4,362,291        $4,325,753           $36,538
--------------------------------------------------------------------------------------------------------------------------

================================================================================
Notes to Financial Statements (continued)
================================================================================

   6. Option Contracts
   Premiums paid when put or call options are purchased by the Portfolios represent investments which are marked-to-market daily. When a purchased option expires, the Portfolios will realize a loss in the amount of the premium paid. When the Portfolios enter into a closing sales transaction, the Portfolios will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolios exercise a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sales will be decreased by the premium originally paid. When the Portfolios exercise a call option, the cost of the security which the Portfolios purchase upon exercise will be increased by the premium originally paid.

   At September 30, 1999, the International Equity Fund held 6 purchased call options and 7 purchased put options with a total cost of $539,900, the U.S. Contra Fund held 2 purchased put options with a total cost of $6,504,740 and the U.S. Equity Fund held 1 purchased put option with a cost of $479,553.

   When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

   The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

   The following covered call option transactions occurred in the International Equity Fund during the period ended September 30, 1999:


                                                                                       Number of
                                                                                       Contracts           Premium
--------------------------------------------------------------------------------------------------------------------------
Options written during the period ended September 30, 1999                                       690             $458,117
Options cancelled in closing purchase transactions                                              (687)            (453,963)
--------------------------------------------------------------------------------------------------------------------------
Options written, outstanding at September 30, 1999                                                 3               $4,154
--------------------------------------------------------------------------------------------------------------------------

   The following represents the covered call option written contracts held by the International Equity Fund that were open as of September 30, 1999:


Number of                                                                               Strike
Contracts                                                           Expiration           Price              Value
--------------------------------------------------------------------------------------------------------------------------
        3                EOE Dutch Index
                         (Premium received --- $4,154)                 10/99            $580                 $415
--------------------------------------------------------------------------------------------------------------------------

================================================================================
Notes to Financial Statements (continued)
================================================================================

     7. Foreign Securities
     Investing in securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     8. Forward Foreign Currency Contracts
     At September 30, 1999, International Equity Fund had open forward foreign currency contracts as described below. The Portfolios bear the market risk that arise from changes in foreign currency exchange rates. The unrealized gain
(loss) on the contracts reflected in the accompanying financial statements were as follows:



                                                      Local           Market          Settlement          Unrealized
Foreign Currency                                     Currency          Value             Date            Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
To Sell:
British Pound                                          1,050,000         1,729,959      12/17/99                 $(33,500)
Euro                                                   2,310,000         2,476,025      12/17/99                  (53,239)
Japanese Yen                                          95,000,000           903,471      12/17/99                   17,094
Swiss Franc                                              500,000           336,310      12/17/99                   (8,043)
--------------------------------------------------------------------------------------------------------------------------
Total Net Unrealized Loss on Forward
   Foreign Currency Contracts                                            5,445,765                               $(77,688)
--------------------------------------------------------------------------------------------------------------------------

     9. Shares of Capital Stock
     At September 30, 1999, the Fund had 350,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

   Transactions in shares of each Portfolio were as follows:


                                                                                                            Period Ended
                                                                                                     September 30, 1999(a)
--------------------------------------------------------------------------------------------------------------------------
U.S. Contra Fund
Shares sold                                                                                                     9,964,500
Shares reacquired                                                                                              (6,178,335)
--------------------------------------------------------------------------------------------------------------------------
Net Increase                                                                                                    3,786,165
--------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund
Shares sold                                                                                                     6,762,541
Shares reacquired                                                                                              (3,653,722)
--------------------------------------------------------------------------------------------------------------------------
Net Increase                                                                                                    3,108,819
--------------------------------------------------------------------------------------------------------------------------
International Equity Fund
Shares sold                                                                                                     8,672,435
Shares reacquired                                                                                              (5,744,968)
--------------------------------------------------------------------------------------------------------------------------
Net Increase                                                                                                    2,927,467
--------------------------------------------------------------------------------------------------------------------------
(a) For the period December 7, 1998 (commencement of operations) to September
30, 1999.

================================================================================
Financial Highlights
================================================================================

For a share of capital stock outstanding throughout the period:


                                                                                                  International
                                                        U.S. Contra           U.S. Equity             Equity
                                                         Fund(1)(2)            Fund(1)(2)           Fund(1)(2)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.00                $10.00               $10.00
------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(3)                               0.17                 (0.01)                0.04
   Net realized and unrealized gain (loss)                      (2.62)                 0.41                 0.69
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                             (2.45)                 0.40                 0.73
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                            -                     -                    -
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                                 -                     -                    -
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $7.55                $10.40               $10.73
------------------------------------------------------------------------------------------------------------------
Total Return(4)                                                (24.50)%                4.00%                7.30%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                              $28,593               $32,328              $31,418
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets(5):
   Expenses(3)(6)                                                1.50%                 1.45%                1.46%
   Net investment income (loss)                                  2.57                 (0.14)                0.51
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                             0%                   89%                 102%
------------------------------------------------------------------------------------------------------------------

(1)  For the period from December 7, 1998 (inception date) to September 30,
     1999.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived a portion of its fees for the period ended September 30, 1999. If such fees were not waived, the per share effect on net investment income and the expense ratio would have been as follows:

                          Per Share Decrease                  Expense Ratio
                      in Net Investment Income              Without Fee Waiver
                     ---------------------------          ---------------------
U.S. Contra Fund                $0.03                         2.02% (5)(6)

(4) Total return is not annualized, as it may not be representative of the total return for the year.
(5)  Annualized.
(6) As a result of a voluntary expense limitation, the expense ratio for the U.S. Contra Fund will not exceed 1.50%

KPMG

757 Third Avenue                                         Telephone 212 758 9700
New York, NY 10017                                       Fax 212 872 3001




The Shareholders and Board of Directors of
Centurion Funds, Inc.:



We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Centurion U.S. Contra Fund, Centurion U.S. Equity Fund and Centurion International Equity Fund of Centurion Funds, Inc. as of September 30, 1999, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from December 7, 1998 (commencement of operations) to September 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. As to securities purchased and sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of the Centurion U.S. Contra Fund, Centurion U.S. Equity Fund and Centurion International Equity Fund of Centurion Funds, Inc. as of September 30, 1999, the results of their operations, the changes in their net assets and their financial highlights for the period from December 7, 1998 (commencement of operations) to September 30, 1999, in conformity with generally accepted accounting principles.


                                             /s/ KPMG
New York, New York
November 16, 1999



KPMG LLP. KPMG LLP, a U.S limited liability partnership, is a member of KPMG International, a Swiss association.

================================================================================
Tax Information (unaudited)
================================================================================

The total foreign sourced income received by the International Equity Fund was $0.2182 per share (or a total amount of $638,721). The total amount of foreign taxes paid was $0.0275 per share (or a total amount of $80,407).